Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Variations in Intangible Assets
The following tables show the variations in intangible assets for the years ended December 31, 2022 and 2023:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2021			adjustments		12/31/2022
Gross
Software	1,294	81	(398)	—	—	977
Patents	70	281	—	—	—	351
Other intangibles	—	43,569	—	—	—	43,569
TOTAL—Gross	1,364	43,931	(398)	—	—	44,897
Accumulated depreciation and impairment
Software	(1,190)	(79)	329	—	—	(940)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,190)	(79)	329	—	—	(940)
TOTAL - Net	174	43,852	(69)	—	—	43,957

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2022			adjustments		2023/12/31
Gross
Software	977	24	(45)	—	—	955
Patents	351	—	—	—	18	369
Other intangibles	43,569	2,050	—	2,746	—	48,366
TOTAL—Gross	44,897	2,074	(45)	2,746	18	49,690
Accumulated depreciation and impairment
Software	(940)	(63)	75	—	—	(928)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(940)	(63)	75	—	—	(928)
TOTAL - Net	43,957	2,010	29	2,746	18	48,761